Loans, financing and debentures - Breakdown by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Loans, financing and debentures		R$ 2,881,840	R$ 10,501,387
Interest on financing		1,398,434	1,541,312
Non-current funding		1,483,406	8,960,075
Non-current
Loans, financing and debentures		88,745,316	90,934,144
Interest on financing
Non-current funding		88,745,316	90,934,144
Borrowings		91,627,156	101,435,531	R$ 77,172,692
Interest on financing		1,398,434	1,541,312
Non-current funding		90,228,722	99,894,219
2026
Non-current
Loans, financing and debentures		4,168,471
2027
Non-current
Loans, financing and debentures		8,787,002
2028
Non-current
Loans, financing and debentures		8,595,035
2029
Non-current
Loans, financing and debentures		15,843,668
Later than five years and not later than six years
Non-current
Loans, financing and debentures		14,715,162
Later than six years [Member]
Non-current
Loans, financing and debentures		36,635,978
Foreign countries
Current
Current		2,094,408	9,607,427
Non-current
Non-current		67,749,563	73,397,488
Total		69,843,971	83,004,915
Country of domicile
Current
Current		787,432	893,960
Non-current
Non-current		20,995,753	17,536,656
Total		21,783,185	18,430,616
Borrowings		91,627,156	101,435,531
Bonds | Foreign countries
Non-current
Loans, financing and debentures		43,413,352
Bonds | Foreign countries | 2026
Non-current
Loans, financing and debentures		2,819,461
Bonds | Foreign countries | 2027
Non-current
Loans, financing and debentures		3,814,765
Bonds | Foreign countries | 2028
Non-current
Loans, financing and debentures		2,712,403
Bonds | Foreign countries | 2029
Non-current
Loans, financing and debentures		9,505,245
Bonds | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures		5,382,392
Bonds | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 19,179,086
Bonds | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.00%
Current
Current		R$ 889,563	3,229,641
Non-current
Non-current		43,413,352	49,166,804
Total		44,302,915	52,396,445
Panda Bonds - CNH [Member] | Foreign countries
Non-current
Loans, financing and debentures		913,444
Panda Bonds - CNH [Member] | Foreign countries | 2026
Non-current
Loans, financing and debentures
Panda Bonds - CNH [Member] | Foreign countries | 2027
Non-current
Loans, financing and debentures		913,444
Panda Bonds - CNH [Member] | Foreign countries | 2028
Non-current
Loans, financing and debentures
Panda Bonds - CNH [Member] | Foreign countries | 2029
Non-current
Loans, financing and debentures
Panda Bonds - CNH [Member] | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures
Panda Bonds - CNH [Member] | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Panda Bonds - CNH [Member] | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.80%
Current
Current		R$ 15,694	4,224
Non-current
Non-current		913,444	1,016,331
Total		929,138	1,020,555
Export credits (“export prepayments”) | Foreign countries
Non-current
Loans, financing and debentures		17,380,390
Export credits (“export prepayments”) | Foreign countries | 2026
Non-current
Loans, financing and debentures		1,037,475
Export credits (“export prepayments”) | Foreign countries | 2027
Non-current
Loans, financing and debentures		3,414,383
Export credits (“export prepayments”) | Foreign countries | 2028
Non-current
Loans, financing and debentures		3,405,125
Export credits (“export prepayments”) | Foreign countries | 2029
Non-current
Loans, financing and debentures		3,749,512
Export credits (“export prepayments”) | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures		5,098,539
Export credits (“export prepayments”) | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 675,356
Export credits (“export prepayments”) | Foreign countries | SOFR/Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.20%
Current
Current		R$ 1,077,055	6,236,806
Non-current
Non-current		17,380,390	16,283,736
Total		18,457,445	22,520,542
Export credits (“export prepayments”) | Country of domicile | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	13.60%
Current
Current	R$ 369
Non-current
Non-current	331,278
Total	R$ 331,647
Assets Financing | Foreign countries
Non-current
Loans, financing and debentures		230,100
Assets Financing | Foreign countries | 2026
Non-current
Loans, financing and debentures		53,002
Assets Financing | Foreign countries | 2027
Non-current
Loans, financing and debentures		106,043
Assets Financing | Foreign countries | 2028
Non-current
Loans, financing and debentures		64,981
Assets Financing | Foreign countries | 2029
Non-current
Loans, financing and debentures		6,074
Assets Financing | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Assets Financing | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.00%
Current
Current		R$ 104,001	137,300
Non-current
Non-current		230,100	298,252
Total		334,101	435,552
Assets Financing | Country of domicile
Non-current
Loans, financing and debentures		47,633
Assets Financing | Country of domicile | 2026
Non-current
Loans, financing and debentures		9,415
Assets Financing | Country of domicile | 2027
Non-current
Loans, financing and debentures		19,115
Assets Financing | Country of domicile | 2028
Non-current
Loans, financing and debentures		19,035
Assets Financing | Country of domicile | 2029
Non-current
Loans, financing and debentures		R$ 68
Assets Financing | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		16.20%
Current
Current		R$ 18,618	18,427
Non-current
Non-current		47,633	56,956
Total		66,251	75,383
ECA - Export Credit Agency | Foreign countries
Non-current
Loans, financing and debentures		678,500
ECA - Export Credit Agency | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 678,500
ECA - Export Credit Agency | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.50%
Current
Current		R$ 6,240	7,297
Non-current
Non-current		678,500	769,702
Total		684,740	776,999
IFC - International Finance Corporation | Foreign countries
Non-current
Loans, financing and debentures		5,133,777
IFC - International Finance Corporation | Foreign countries | 2027
Non-current
Loans, financing and debentures		275,887
IFC - International Finance Corporation | Foreign countries | 2028
Non-current
Loans, financing and debentures		1,403,687
IFC - International Finance Corporation | Foreign countries | 2029
Non-current
Loans, financing and debentures		2,282,794
IFC - International Finance Corporation | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures		R$ 1,171,409
IFC - International Finance Corporation | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.30%
Current
Current		R$ (3,759)	(12,051)
Non-current
Non-current		5,133,777	5,858,208
Total		R$ 5,130,018	5,846,157
Others | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate
Current
Current		R$ 5,614	4,210
Non-current
Non-current			4,455
Total		R$ 5,614	8,665
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.60%
Current
Current		R$ 470	157
Non-current
Non-current		185,951	157,555
Loans, financing and debentures		185,951
Total		186,421	157,712
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | 2026
Non-current
Loans, financing and debentures		5,026
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | 2027
Non-current
Loans, financing and debentures		10,051
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | 2028
Non-current
Loans, financing and debentures		10,051
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | 2029
Non-current
Loans, financing and debentures		10,051
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | Later than five years and not later than six years
Non-current
Loans, financing and debentures		10,051
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 140,721
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.60%
Current
Current		R$ 93,713	100,556
Non-current
Non-current		55,403	101,587
Loans, financing and debentures		55,403
Total		149,116	202,143
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2026
Non-current
Loans, financing and debentures		43,770
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2027
Non-current
Loans, financing and debentures		3,674
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2028
Non-current
Loans, financing and debentures		3,674
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2029
Non-current
Loans, financing and debentures		3,674
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | Later than five years and not later than six years
Non-current
Loans, financing and debentures		R$ 611
BNDES – TLP [Member] | Country of domicile | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		12.60%
Current
Current		R$ 101,769	94,903
Non-current
Non-current		4,715,727	4,607,102
Loans, financing and debentures		4,715,727
Total		4,817,496	4,702,005
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2026
Non-current
Loans, financing and debentures		61,276
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2027
Non-current
Loans, financing and debentures		163,091
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2028
Non-current
Loans, financing and debentures		160,257
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2029
Non-current
Loans, financing and debentures		146,084
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | Later than five years and not later than six years
Non-current
Loans, financing and debentures		364,721
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 3,820,298
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		16.50%
Current
Current		R$ 259,984	243,223
Non-current
Non-current		617,288	704,825
Loans, financing and debentures		617,288
Total		877,272	948,048
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2026
Non-current
Loans, financing and debentures		136,901
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2027
Non-current
Loans, financing and debentures		36,815
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2028
Non-current
Loans, financing and debentures		36,815
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2029
Non-current
Loans, financing and debentures		36,815
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | Later than five years and not later than six years
Non-current
Loans, financing and debentures		36,815
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 333,127
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.20%
Current
Current		R$ 2,127	84
Non-current
Non-current		67,981	70,015
Loans, financing and debentures		67,981
Total		70,108	70,099
BNDES – TR | Country of domicile | BNDES – TR | 2026
Non-current
Loans, financing and debentures		2,145
BNDES – TR | Country of domicile | BNDES – TR | 2027
Non-current
Loans, financing and debentures		4,734
BNDES – TR | Country of domicile | BNDES – TR | 2028
Non-current
Loans, financing and debentures		4,734
BNDES – TR | Country of domicile | BNDES – TR | 2029
Non-current
Loans, financing and debentures		4,734
BNDES – TR | Country of domicile | BNDES – TR | Later than five years and not later than six years
Non-current
Loans, financing and debentures		4,734
BNDES – TR | Country of domicile | BNDES – TR | Later than six years [Member]
Non-current
Loans, financing and debentures		46,900
NCE ("Export Credit Notes") | Country of domicile
Non-current
Loans, financing and debentures		100,000
NCE ("Export Credit Notes") | Country of domicile | 2026
Non-current
Loans, financing and debentures
NCE ("Export Credit Notes") | Country of domicile | 2027
Non-current
Loans, financing and debentures		25,000
NCE ("Export Credit Notes") | Country of domicile | 2028
Non-current
Loans, financing and debentures		25,000
NCE ("Export Credit Notes") | Country of domicile | 2029
Non-current
Loans, financing and debentures		25,000
NCE ("Export Credit Notes") | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures		R$ 25,000
NCE ("Export Credit Notes") | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		16.10%
Current
Current		R$ 3,647	3,027
Non-current
Non-current		100,000	100,000
Total		103,647	103,027
NCR ("Rural producer certificate") | Country of domicile
Non-current
Loans, financing and debentures		5,000,000
NCR ("Rural producer certificate") | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures		2,000,000
NCR ("Rural producer certificate") | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 3,000,000
NCR ("Rural producer certificate") | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		13.40%
Current
Current		R$ 154,147	312,652
Non-current
Non-current		5,000,000	2,000,000
Total		5,154,147	2,312,652
Debentures [Member] | Country of domicile
Non-current
Loans, financing and debentures		9,874,492
Debentures [Member] | Country of domicile | 2028
Non-current
Loans, financing and debentures		749,273
Debentures [Member] | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures		547,273
Debentures [Member] | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 8,577,946
Debentures [Member] | Country of domicile | CDI/IPCA
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		13.70%
Current
Current		R$ 152,588	120,931
Non-current
Non-current		9,874,492	9,738,616
Total		10,027,080	R$ 9,859,547
Breakdown by maturity - non-current
Non-current
Loans, financing and debentures		88,745,316
Ecoinvest | Country of domicile | BNDES - UMBNDES
Non-current
Loans, financing and debentures		331,278
Ecoinvest | Country of domicile | BNDES - UMBNDES | 2026
Non-current
Loans, financing and debentures
Ecoinvest | Country of domicile | BNDES - UMBNDES | 2029
Non-current
Loans, financing and debentures		73,617
Ecoinvest | Country of domicile | BNDES - UMBNDES | Later than five years and not later than six years
Non-current
Loans, financing and debentures		73,617
Ecoinvest | Country of domicile | BNDES - UMBNDES | Later than six years [Member]
Non-current
Loans, financing and debentures		R$ 184,044